Deferred Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Deferred Revenue	125,359	85,359

Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial year are set out below:

Opening balance	85,359	119,765
Payments received in advance	40,000	45,437
Transfer to revenue - performance obligations satisfied during the year	-	(79,843)
Closing balance	125,359	85,359

Schedule of Recognised as Revenue in Future Periods	The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied at the end of the reporting period was $125,359 as at 30 June 2024 ($85,359 as at 30 June 2023) and is expected to be recognised as revenue in future periods as follows:
	Consolidated
	30 June 2024	30 June 2023
	$	$
6 to 12 months	125,359	85,359